Quarterly Report
March 31, 2025
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Airlines – 0.9%
Ryanair Holdings PLC, ADR	301,233	$12,763,242
Alcoholic Beverages – 2.3%
Diageo PLC	683,869	$17,839,935
Pernod Ricard S.A.	145,865	14,488,915
		$32,328,850
Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	37,693	$6,582,163
LVMH Moet Hennessy Louis Vuitton SE	7,793	4,865,345
		$11,447,508
Automotive – 0.7%
Knorr-Bremse AG	112,811	$10,220,072
Brokerage & Asset Managers – 6.1%
Deutsche Boerse AG	130,418	$38,438,719
Euronext N.V.	157,171	22,762,370
London Stock Exchange Group PLC	156,536	23,212,999
		$84,414,088
Business Services – 3.0%
Experian PLC	448,026	$20,764,859
Intertek Group PLC	169,206	10,956,045
Nomura Research Institute Ltd.	293,200	9,514,855
		$41,235,759
Computer Software – 4.6%
Cadence Design Systems, Inc. (a)	44,968	$11,436,711
Dassault Systemes SE	392,061	14,940,638
NICE Systems Ltd., ADR (a)	46,828	7,219,473
SAP SE	114,200	30,319,083
		$63,915,905
Computer Software - Systems – 4.0%
Amadeus IT Group S.A.	260,963	$19,998,414
Cap Gemini S.A.	95,420	14,268,653
Samsung Electronics Co. Ltd.	555,551	22,000,783
		$56,267,850
Construction – 3.1%
Compagnie de Saint-Gobain S.A.	252,886	$25,137,419
CRH PLC	210,426	18,511,175
		$43,648,594
Consumer Products – 5.9%
Beiersdorf AG	76,664	$9,924,449
Haleon PLC	5,650,667	28,600,451
Kenvue, Inc.	696,437	16,700,559
KOSE Corp.	30,800	1,277,258
Lion Corp.	157,900	1,875,795
Reckitt Benckiser Group PLC	111,532	7,534,934
ROHTO Pharmaceutical Co. Ltd.	680,300	10,143,949
Svenska Cellulosa Aktiebolaget	506,963	6,682,194
		$82,739,589

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 7.3%
Legrand S.A.	340,402	$36,043,203
Mitsubishi Electric Corp.	1,443,600	26,357,880
Schneider Electric SE	162,421	37,597,681
Yokogawa Electric Corp.	70,200	1,363,495
		$101,362,259
Electronics – 4.5%
Analog Devices, Inc.	39,262	$7,917,968
ASML Holding N.V.	13,011	8,609,341
Hirose Electric Co. Ltd.	73,000	8,472,933
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	228,026	37,852,316
		$62,852,558
Energy - Independent – 1.1%
Woodside Energy Group Ltd.	1,026,949	$14,857,973
Energy - Integrated – 4.8%
Aker BP ASA	524,604	$12,441,063
Galp Energia SGPS S.A., “B”	407,255	7,161,299
Petroleo Brasileiro S.A., ADR	527,141	6,873,919
TotalEnergies SE	627,530	40,557,713
		$67,033,994
Engineering - Construction – 0.7%
Taisei Corp.	227,900	$10,086,409
Food & Beverages – 2.2%
Chocoladefabriken Lindt & Sprungli AG	357	$4,818,108
Ezaki Glico Co. Ltd.	193,400	5,955,710
Novozymes A/S	46,214	2,693,293
Toyo Suisan Kaisha Ltd.	298,000	17,543,913
		$31,011,024
Insurance – 2.3%
Hiscox Ltd.	506,163	$7,689,108
Samsung Fire & Marine Insurance Co. Ltd.	29,747	7,275,168
Willis Towers Watson PLC	51,947	17,555,489
		$32,519,765
Machinery & Tools – 3.9%
Epiroc AB	421,047	$8,504,530
GEA Group AG	158,387	9,582,436
IMI PLC	857,818	21,097,389
Schindler Holding AG	31,744	9,917,409
Spirax Group PLC	66,817	5,381,188
		$54,482,952
Major Banks – 11.2%
Banco de Sabadell S.A.	5,419,305	$15,256,963
Bank of Ireland Group PLC	1,898,013	22,461,742
Lloyds TSB Group PLC	15,321,553	14,334,407
National Bank of Greece S.A	833,878	8,520,801
NatWest Group PLC	7,076,856	41,462,196
Resona Holdings, Inc.	3,887,500	33,647,280
UBS Group AG	670,203	20,536,099
		$156,219,488
Medical & Health Technology & Services – 0.7%
M3, Inc.	778,700	$8,916,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.7%
Agilent Technologies, Inc.	149,050	$17,435,869
Bruker BioSciences Corp.	115,437	4,818,340
EssilorLuxottica	81,979	23,584,121
Olympus Corp.	508,700	6,681,595
Shimadzu Corp.	652,700	16,324,773
Smith & Nephew PLC	985,816	13,865,707
Waters Corp. (a)	27,546	10,152,629
		$92,863,034
Metals & Mining – 1.0%
Glencore PLC	3,771,819	$13,875,139
Oil Services – 0.5%
Tenaris S.A.	322,417	$6,296,247
Other Banks & Diversified Financials – 7.0%
AIB Group PLC	5,230,316	$33,951,530
CaixaBank S.A.	5,001,152	38,924,460
Chiba Bank Ltd.	1,368,400	12,848,058
Julius Baer Group Ltd.	144,080	9,952,175
Mebuki Financial Group, Inc.	387,400	1,886,907
		$97,563,130
Pharmaceuticals – 2.8%
Roche Holding AG	80,825	$26,575,464
Sandoz Group AG	301,135	12,666,840
		$39,242,304
Precious Metals & Minerals – 6.5%
Agnico Eagle Mines Ltd.	173,393	$18,785,798
Franco-Nevada Corp.	326,994	51,428,757
Wheaton Precious Metals Corp.	270,888	21,020,856
		$91,235,411
Printing & Publishing – 1.3%
Wolters Kluwer N.V.	117,176	$18,188,125
Specialty Chemicals – 2.1%
Croda International PLC	89,060	$3,375,088
Nitto Denko Corp.	483,500	8,911,154
Sika AG	29,102	7,049,254
Symrise AG	97,023	10,039,977
		$29,375,473
Total Common Stocks		$1,366,963,293
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	20,048,007	$20,050,011

Other Assets, Less Liabilities – 0.6%		8,624,056
Net Assets – 100.0%		$1,395,637,360
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,050,011 and $1,366,963,293, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$234,246,058	$—	$234,246,058
United Kingdom	15,224,042	214,765,403	—	229,989,445
Japan	11,421,207	170,387,308	—	181,808,515
Germany	10,039,977	98,484,759	—	108,524,736
United States	104,528,740	—	—	104,528,740
Switzerland	4,818,108	93,279,404	—	98,097,512
Canada	91,235,411	—	—	91,235,411
Spain	—	74,179,837	—	74,179,837
Ireland	12,763,242	56,413,272	—	69,176,514
Other Countries	97,391,944	77,784,581	—	175,176,525
Investment Companies	20,050,011	—	—	20,050,011
Total	$367,472,682	$1,019,540,622	$—	$1,387,013,304
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,425,344	$64,042,989	$73,415,851	$850	$(3,321)	$20,050,011
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$261,411	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
France	16.8%
United Kingdom	16.5%
Japan	13.0%
United States	9.5%
Germany	7.8%
Switzerland	7.0%
Canada	6.5%
Spain	5.3%
Ireland	5.0%
Other Countries	12.6%